INCOME TAXES	12 Months Ended
Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

24. INCOME TAXES

As of March 31, 2025, the Company had estimated non-capital loss (“NCL”) for US Federal income tax purposes of $72,000,000 (2024 - $45,682,000), NCL for Canadian income tax purposes of $25,418,000 (2024 - $13,696,000, and NCL for Netherlands income tax purposes of $520,000 (2024 - $416,000). These losses may be carried forward to reduce taxable income derived in future years and have expiry dates starting in 2040. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards. Tax attributes are subject to review, and potential adjustment, by tax authorities.

The provision for Federal income tax consists of the following for the years ended March 31, 2025 and 2024:

	2025	2024
Federal Income tax benefits attributed to :
Current operations:	$10,299,000	$12,583,000
Less: valuation allowance	(10,299,000)	(12,580,487)
Net provision for federal income taxes	$-	$2,513

The cumulative tax effect at the expected rate of 27% (2024 - 27%) of significant items comprising our net deferred tax amount is as follows at March 31, 2025 and 2024:

	2025	2024
Deferred tax asset attributable to:
Net operating loss carryover	$26,444,000	$16,145,000
Less: valuation allowance	(26,444,000)	(16,145,000)
Net deferred tax asset	$-	$-

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carry forwards of approximately $97,938,000 for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

VERSES AI INC. Notes to the Consolidated Financial Statements For the years ended March 31, 2025 and 2024 (Expressed in United States dollars)